Note 8 - Disclosure of Financial Instruments and Risk Management - Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Trade and other payables	€ 11,699	€ 7,867
Loans*	32,241	3,749
Lease liabilities	2,633	3,076
Total December 31, 2022	46,573	14,692
Not later than one year [member]
Statement Line Items [Line Items]
Trade and other payables	11,699	7,867
Loans*	31,642	186
Lease liabilities	522	503
Total December 31, 2022	43,863	8,556
Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Trade and other payables	0	0
Loans*	2,636	4,134
Lease liabilities	1,805	2,000
Total December 31, 2022	4,441	6,134
Later than five years [member]
Statement Line Items [Line Items]
Trade and other payables	0	0
Loans*	0	0
Lease liabilities	544	810
Total December 31, 2022	€ 544	€ 810